INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INVENTORIES
Raw materials	$ 90,299	$ 71,655
Work-in-process	59,576	22,776
Finished goods	196,217	200,940
Inventories	346,092	295,371
Inventory written down	17,820	19,467	$ 23,013
ASU 2015-11 | Early Adoption
INVENTORIES
Inventory written down	$ 17,820	$ 19,467